Inventories	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of inventories [text block]
13.	Inventories

The Group’s inventory balances as of 30 June 2023 and 31 December 2022 are as follows (in thousands):

	30 June 2023	31 December 2022
Raw materials and supplies	47,835	41,961
Work in progress	31,806	29,450
Finished goods	1,514	2,121
Inventory reserves	(1,789)	(2,062)
	79,366	71,470

The increase in inventory from 31 December 2022 to 30 June 2023 is due to ongoing preparation for commercial launch of certain of the Group’s biosimilar product candidates.